Acquisition Costs (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Acquisition costs			$ 126,202
Warrants issued			2,148,177
Fair value of vested warrants			$ 77,014
Letter Of Intent [Member]
IfrsStatementLineItems [Line Items]
Property and other assets for aggregate consideration			3,000,000
Acquisition costs			$ 49,188